Leases (schedule of minimum future rents on non-cancelable operating leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
2021	$ 845
2022	383
2023	74
2024	0
2025	0
Total	1,302
Contingent rentals	$ 0	$ 0